INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Change in Investments (Details) - USD ($) $ in Millions				1 Months Ended				12 Months Ended
	Dec. 31, 2021	Feb. 26, 2021	Dec. 07, 2020	Feb. 11, 2022	Dec. 31, 2021	Mar. 31, 2021	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in associates and joint ventures
Balance at beginning of year				$ 4,725				$ 5,528	$ 4,967
Share of earnings for the year								88	131	$ 224
Foreign currency translation and other								(323)	(245)
Share of other comprehensive income								163	7
Distributions								(157)	(167)
Disposition of interest								(336)	0
Held for sale								(146)	0
Change in basis of accounting								(92)	466
Acquisitions								0	369
Balance at end of year	$ 4,725				$ 4,725			4,725	5,528	4,967
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of investments in associates and joint ventures								412	0	135
Repayments of borrowings, classified as financing activities								0	339	$ 288
Change in basis of accounting								(92)	466
Acquisitions								0	369
Australian Export Terminal
Reconciliation of changes in associates and joint ventures
Change in basis of accounting			$ 466
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of ownership interest, percentage			22.00%
Proportion of ownership interest in subsidiary			49.00%
Change in basis of accounting			$ 466
North American gas storage operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership interest						13.00%
Disposal of investments in associates and joint ventures						$ 412
Gain on sale of investment						75
North American gas storage operation | Shareholder Loan
Disclosure Of Associates And Joint Ventures [Line Items]
Repayments of borrowings, classified as financing activities						$ 125
Australian port operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership interest					50.00%
Disposal of investments in associates and joint ventures					$ 300
Brazil electricity transmission operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership interest	31.00%	15.00%
U.S. LNG export terminal
Reconciliation of changes in associates and joint ventures
Acquisitions							$ 369
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership interest							6.00%
Acquisitions							$ 369
Proportion of voting rights held in associate							41.00%
North American natural gas transmission operation
Disclosure Of Associates And Joint Ventures [Line Items]
Loans and receivables	$ 375				$ 375			$ 375	$ 500
AusNet Services Ltd
Reconciliation of changes in associates and joint ventures
Acquisitions				500
Disclosure Of Associates And Joint Ventures [Line Items]
Acquisitions				$ 500
Proportion of voting rights held in associate				10.00%